Supplement Dated
May 2, 2022

to the

CornerCap Fundametrics® Large-Cap ETF

Statement of Additional Information
dated July 31, 2021

a series of Trust for Advised Portfolios

Effective May 2, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the CornerCap Fundametrics® Large-Cap ETF, regardless of the number of Creation Units created or redeemed in the transaction, is $300.

Please retain this Supplement with your Statement of Additional Information for future reference.